SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended
Jun. 30, 2026
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION

	Six Months Ended June 30,
(US$ MILLIONS)	2026	2025
Net interest paid (received)	$1,321	$1,260
Net income taxes paid (received)	265	277
Amounts paid and received for interest were reflected as operating cash flows in the unaudited interim condensed consolidated statements of cash flow.
Details of “Changes in non-cash working capital, net” on the unaudited interim condensed consolidated statements of cash flow are as follows:

	Six Months Ended June 30,
(US$ MILLIONS)	2026	2025
Accounts and other receivable	$(1,390)	$218
Inventory	(267)	(336)
Other assets	(102)	(171)
Accounts payable and other	756	381
Changes in non-cash working capital, net	$(1,003)	$92